Note 14 - Stock Based Compensation - Stock Based Compensation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Outstanding (in shares)	1,370,000	1,224,000	1,030,000
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.34	$ 6.40	$ 6.60
Outstanding, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.14	$ 1	$ 0.80
Outstanding, Aggregate Intrinsic Value
Forfeited (in shares)	(45,500)	(34,000)
Forfeited, Weighted average exercise price per share (in dollars per share)	$ 6.32	$ 5
Forfeited, Weighted average grant- date fair value per share (in dollars per share)	$ 1.44	$ 2.30
Forfeited, Aggregate Intrinsic Value
Expired (in shares)	(100,000)
Expired, Weighted average exercise price per share (in dollars per share)	$ 4.30
Expired, Weighted average grant- date fair value per share (in dollars per share)	$ 8.90
Expired, Aggregate Intrinsic Value
Outstanding (in shares)	1,224,500	1,370,000	1,224,000	1,030,000
Outstanding, Weighted Average Exercise Price Per Share (in dollars per share)	$ 6.51	$ 6.34	$ 6.40	$ 6.60
Outstanding, Weighted Average Grant-Date Fair Value Per Share (in dollars per share)	$ 1.23	$ 1.14	$ 1	$ 0.80
Outstanding, weighted average remaining contractual term	3 years 208 days	4 years 43 days	4 years 251 days	6 years 182 days
Outstanding, Aggregate Intrinsic Value
Vested and exercisable (in shares)	1,162,500
Vested and exercisable, Weighted average exercise price per share (in dollars per share)	$ 6.56
Vested and exercisable, Weighted average grant- date fair value per share (in dollars per share)	$ 1.18
Vested and exercisable, weighted average remaining contractual term	3 years 146 days
Vested and exercisable, Aggregate Intrinsic Value